Revolving Credit Facilities, Bonds Payable and Secured Debt Facilities, and Derivative Instruments	12 Months Ended
Dec. 31, 2013
Revolving Credit Facilities, Bonds Payable and Secured Debt Facilities, and Derivative Instruments
(12)	Revolving Credit Facilities, Bonds Payable and Secured Debt Facilities, and Derivative Instruments

The following represents the Company’s debt obligations as of December 31, 2013 and 2012:

	2013	2012
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility
TL Revolving Credit Facility, weighted average variable interest at 1.71% and 1.76% at December 31, 2013 and 2012, respectively	$648,500	$352,500
TW Revolving Credit Facility, weighted average variable interest at 2.54% and 2.97% at December 31, 2013 and 2012, respectively	91,476	88,940
TAP Funding Revolving Credit Facility, weighted average variable interest at 3.96% at December 31, 2012	—	108,471
TAP Funding Revolving Credit Facility II, weighted average variable interest at 2.17% at December 31, 2013	120,500	—
2005-1 Bonds, variable interest at 0.70% and 0.74% at December 31, 2013 and 2012, respectively	72,958	124,458
2011-1 Bonds, fixed interest at 4.70%	300,000	340,000
2012-1 Bonds, fixed interest at 4.21%	333,333	373,333
2013-1 Bonds, fixed interest at 3.90%	291,917	—
TMCL II Secured Debt Facility, weighted average variable interest at 2.12% and 2.84% at December 31, 2013 and 2012, respectively	775,100	874,000
TMCL IV Secured Debt Facility, weighted average variable interest at 2.42% at December 31, 2013	33,500	—

Total debt obligations	$2,667,284	$2,261,702

Amount due within one year	$161,307	$131,500

Amounts due beyond one year	$2,505,977	$2,130,202

Revolving Credit Facilities

TL has a credit agreement, dated as of September 24, 2012, with a group of banks that provides for a revolving credit facility (the “TL Revolving Credit Facility”). On June 25, 2013, TL utilized an accordion feature in the TL Revolving Credit Facility and increased the total commitment from $600,000 to $700,000 (which includes a $50,000 letter of credit facility). The TL Revolving Credit Facility provides for payments of interest only during its term beginning on its inception date through September 24, 2017 when all borrowings are due in full. Interest on the outstanding amount due under the TL Revolving Credit Facility at December 31, 2013 was based either on the U.S. prime rate or LIBOR plus a spread between 1.0% and 2.0%, which varies based on TGH’s leverage. Total outstanding principal under the TL Revolving Credit Facility was $648,500 and $352,500 as of December 31, 2013 and 2012, respectively. The Company had no outstanding letters of credit under the TL Revolving Credit Facility as of December 31, 2013 and 2012.

The TL Revolving Credit Facility is secured by the Company’s containers and under the terms of the TL Revolving Credit Facility, the total outstanding principal may not exceed the lesser of the commitment amount and a formula based on the Company’s net book value of containers and outstanding debt. The additional amount available for borrowing under the TL Revolving Credit Facility, as limited by the Company’s borrowing base, was $51,500 as of December 31, 2013.

TGH acts as an unconditional guarantor of the TL Revolving Credit Facility. The TL Revolving Credit Facility contains restrictive covenants, including limitations on certain liens, indebtedness and investments. In addition, the TL Revolving Credit Facility contains certain restrictive financial covenants on TGH’s leverage and interest coverage and on TL’s leverage and interest coverage. The Company was in compliance with all such covenants at December 31, 2013. There is a commitment fee of 0.30% to 0.40% on the unused portion of the TL Revolving Credit Facility, which varies based on the leverage of TGH and is payable in arrears. In addition, there is an agent’s fee, which is payable annually in advance.

TW is party to a credit agreement, dated as of October 1, 2012, with WFB as the lender, which provides for a revolving credit facility with an aggregate commitment amount of up to $250,000 (the “TW Revolving Credit Facility”). The TW Revolving Credit Facility provides for payment of interest, payable monthly in arrears, during its term beginning on its inception date through August 5, 2014. Interest on the outstanding amount due under the TW Revolving Credit Facility is based on one-month LIBOR plus a margin. The TW Revolving Credit Facility was amended on May 16, 2013 to reduce the margin from 2.75% to 2.375%. There is a commitment fee of 0.5% on the unused portion of the TW Revolving Credit Facility, which is payable monthly in arrears. In addition, there is an agent’s fee of 0.025% on the aggregate commitment amount of the TW Revolving Credit Facility, which is payable monthly in arrears. TW is required to make principal payments on a monthly basis to the extent that the outstanding amount due exceeds TW’s borrowing base. The aggregate loan principal balance is due on the maturity date, August 5, 2024. Total outstanding principal under the TW Revolving Credit Facility was $91,476 and $88,940 as of December 31, 2013 and 2012, respectively.

The TW Revolving Credit Facility is secured by TW’s containers and under the terms of the TW Revolving Credit Facility, the total outstanding principal may not exceed the lesser of the commitment amount and the borrowing base, a formula based on TW’s net book value of containers and restricted cash and direct financing and sales-type leases. The additional amount available for borrowing under the TW Revolving Credit Facility, as limited by TW’s borrowing base, was $0 as of both December 31, 2013 and 2012.

The TW Revolving Credit Facility is secured by a pledge of TW’s assets. TW’s total assets amounted to $114,022 as of December 31, 2013. The TW Revolving Credit Facility contains restrictive covenants, including limitations of TW’s finance lease default ratio, debt service coverage ratio, certain liens, indebtedness and investments. In addition, the TW Revolving Credit Facility contains certain restrictive financial covenants on TGH’s tangible net worth, leverage, debt service coverage, TGH’s container management subsidiary net income and debt levels and TW’s overall Asset Base minimums, in which TW, TGH and TGH’s container management subsidiary were in full compliance at December 31, 2013.

At December 31, 2012, TAP Funding had a credit agreement with a bank effective May 1, 2012 that provided for a revolving credit facility with an aggregate commitment amount of up to $120,000 (the “TAP Funding Revolving Credit Facility”). The interest rate on the TAP Funding Revolving Credit Facility, payable monthly in arrears, was either the Base Rate (as defined in TAP Funding’s original Credit Agreement) or one-month LIBOR plus 3.75% beginning on its inception date through its maturity date, October 31, 2015. There was a commitment fee of 0.625% on the unused portion of the TAP Funding Revolving Credit Facility, which was payable monthly in arrears. TAP Funding was required to make principal payments on a monthly basis to the extent that the outstanding amount due exceeded TAP Funding’s borrowing base. The revolving credit period would have ended on October 31, 2014 and the aggregate loan principal balance would have been due on the maturity date. Total outstanding principal under the TAP Funding Revolving Credit Facility was $108,471 as of December 31, 2012.

The TAP Funding Revolving Credit Facility was secured by TAP Funding’s containers and under the terms of the TAP Funding Revolving Credit Facility, the total outstanding principal could not exceed the lesser of the commitment amount or the borrowing base, a formula based on TAP Funding’s net book value of containers, restricted cash and direct financing and sales-type leases.

On April 26, 2013, TAP Funding entered into a credit agreement with a group of banks that provides for a revolving credit facility with an aggregate commitment amount of up to $170,000 (the “TAP Funding Revolving Credit Facility II”). TAP Funding used proceeds from the TAP Funding Revolving Credit Facility II to terminate the TAP Funding Revolving Credit Facility and wrote-off $650 of unamortized debt issuance costs related to the termination of the TAP Funding Revolving Credit Facility in April 2013. The interest rate on the TAP Funding Revolving Credit Facility II, payable monthly in arrears, is one-month LIBOR plus 2.00% beginning on its inception date through its maturity date, April 26, 2016. There is a commitment fee of 0.65% (if aggregate loan principal balance is less than 70% of the commitment amount) and 0.50% (if aggregate loan principal balance is equal to or greater than 70% of the commitment amount) on the unused portion of the TAP Funding Revolving Credit Facility II, which is payable monthly in arrears. TAP Funding is required to make principal payments on a monthly basis to the extent that the outstanding amount due exceeds TAP Funding’s borrowing base. The revolving credit period ends on April 26, 2016 and the aggregate loan principal balance is due on the maturity date. Total outstanding principal under the TAP Funding Revolving Credit Facility II was $120,500 at December 31, 2013.

The TAP Funding Revolving Credit Facility II is secured by TAP Funding’s containers and under the terms of the TAP Funding Revolving Credit Facility II, the total outstanding principal may not exceed the lesser of the commitment amount or the borrowing base, a formula based on TAP Funding’s net book value of containers and direct financing and sales-type leases. The additional amount available for borrowing under the TAP Funding Revolving Credit Facility II, as limited by TAP Funding’s borrowing base, was $16,466 at December 31, 2013.

The TAP Funding Revolving Credit Facility II is secured by a pledge of TAP Funding’s assets. TAP Funding’s total assets amounted to $183,933 as of December 31, 2013. The TAP Funding Revolving Credit Facility II also contains restrictive covenants, including limitations on TGH’s container management subsidiary net income and debt levels, TAP Funding’s certain liens, indebtedness, investments, overall Asset Base minimums, certain earnings ratio, tangible net worth and the average age of TAP Funding’s container fleet, in which TAP Funding was in full compliance at December 31, 2013.

Bonds Payable and Secured Debt Facilities

In 2005, TMCL issued $580,000 in variable rate amortizing bonds (the “2005-1 Bonds”) to institutional investors. The $580,000 in 2005-1 Bonds represent fully amortizing notes payable on a straight-line basis over a scheduled payment term of 10 years, but not to exceed the maximum payment term of 15 years. Based on the outstanding principal amount at December 31, 2013 and under a 10-year amortization schedule, $51,500 in 2005-1 Bond principal will amortize per year. Under the terms of the 2005-1 Bonds, both principal and interest incurred are payable monthly. TMCL is permitted to make voluntary prepayments of all, or a portion of, the principal balance of the 2005-1 Bonds. Ultimate payment of the 2005-1 Bonds’ principal has been insured and the cost of this insurance coverage, which is equal to 0.275% on the outstanding principal balance of the 2005-1 Bonds, is recognized as incurred on a monthly basis. The interest rate for the outstanding principal balance of the 2005-1 Bonds equals one-month LIBOR plus 0.25%. The target final payment date and legal final payment date are May 15, 2015 and May 15, 2020, respectively.

In June 2011, TMCL issued $400,000 aggregate principal amount of Series 2011-1 Fixed Rate Asset Backed Notes (the “2011-1 Bonds”) to qualified institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”) and to non-U.S. persons in accordance with Regulation S promulgated under the Securities Act. The $400,000 in 2011-1 Bonds represent fully amortizing notes payable on a straight-line basis over a scheduled payment term of 10 years, but not to exceed a maximum payment term of 15 years. Based on the outstanding principal amount at December 31, 2013 and under the 10-year amortization schedule, $40,000 in 2011-1 Bond principal will amortize per year. Under the terms of the 2011-1 Bonds, both principal and interest incurred are payable monthly. TMCL is permitted to make voluntary prepayments of all, or a portion of, the principal balance of the 2011-1 Bonds. The interest rate for the outstanding principal balance of the 2011-1 Bonds is fixed at 4.70% per annum. The final target payment date and legal final payment date are June 15, 2021 and June 15, 2026, respectively.

In April 2012, TMCL issued $400,000 aggregate principal amount of Series 2012-1 Fixed Rate Asset Backed Notes (the “2012-1 Bonds”) to qualified institutional investors pursuant to Rule 144A under the Securities Act and to non-U.S. persons in accordance with Regulation S promulgated under the Securities Act. The $400,000 in 2012-1 Bonds represent fully amortizing notes payable on a straight-line basis over a scheduled payment term of 10 years, but not to exceed a maximum payment term of 15 years. Based on the outstanding principal amount at December 31, 2013 and under the 10-year amortization schedule, $40,000 in 2012-1 Bond principal will amortize per year. Under the terms of the 2012-1 Bonds, both principal and interest incurred are payable monthly. TMCL is not permitted to make voluntary prepayments of all, or a portion of, the principal balance of the 2012-1 Bonds prior to May 15, 2014. The interest rate for the outstanding principal balance of the 2012-1 Bonds is fixed at 4.21% per annum. The final target payment date and legal final payment date are April 15, 2022 and April 15, 2027, respectively. The 2012-1 Bonds were used to repay certain outstanding indebtedness of TMCL, in particular a portion of TMCL’s securitization facility (the “TMCL Secured Debt Facility”), and for general corporate purposes. The 2012-1 Notes are secured by a pledge of TMCL’s assets.

In September 2013, TMCL III issued $300,900 aggregate principal amount of Series 2013-1 Fixed Rate Asset Backed Notes (the “2013-1 Bonds”) to qualified institutional investors pursuant to Rule 144A under the Securities Act and to non-U.S. persons in accordance with Regulation S promulgated under the Securities Act. The 2013-1 Bonds were issued at 99.5% of par value, resulting in a discount of $1,542 which is being accreted to interest expense using the interest rate method over a 10 year term. The $300,900 in 2013-1 Bonds represent fully amortizing notes payable on a straight-line basis over a scheduled payment term of 10 years, but not to exceed a maximum payment term of 25 years. Based on the outstanding principal amount at December 31, 2013 and under the 10-year amortization schedule, $30,090 in 2013-1 Bond principal will amortize per year. Under the terms of the 2013-1 Bonds, both principal and interest incurred are payable monthly. TMCL III is not permitted to make voluntary prepayments of all, or a portion of, the principal balance of the 2013-1 Bonds prior to September 20, 2015. The interest rate for the outstanding principal balance of the 2013-1 Bonds is fixed at 3.90% per annum. The final target payment date and legal final payment date are September 20, 2023 and September 20, 2038, respectively. The 2013-1 Notes are secured by a pledge of TMCL III’s assets.

In May 2012, TMCL II entered into a securitization facility (the “TMCL II Secured Debt Facility”) that provides for an aggregate commitment amount of up to $1,200,000 and it acquired a portion of the containers owned by TMCL. TMCL used proceeds it received from TMCL II for the containers to terminate the TMCL Secured Debt Facility. The TMCL II Secured Debt Facility provided for payments of interest only during the period from its inception until its Conversion Date (originally set at May 1, 2014), with a provision that if not renewed the TMCL II Secured Debt Facility would partially amortize over a five year period and then mature. The interest rate on the TMCL II Secured Debt Facility, payable monthly in arrears, was one-month LIBOR plus 2.625% during the revolving period prior to the Conversion Date. There was also a commitment fee of 0.75% on the unused portion of the TMCL II Secured Debt Facility, which was payable monthly in arrears.

On May 7, 2013, TMCL II entered into an amendment of the TMCL II Secured Debt Facility which extended the Conversion Date to May 7, 2015, lowered the interest rate to one-month LIBOR plus 1.95%, payable monthly in arrears, during the revolving period prior to the Conversion Date and lowered the commitment fee to 0.50% (if the aggregate principal balance is less than 50% of the commitment amount) and 0.375% (if the aggregate principal balance is equal to or greater than 50% of the commitment amount) on the unused portion of the TMCL II Secured Debt Facility, which is payable in arrears. Overdue payments of principal and interest accrue interest at a rate of 2.0% above the interest rate ordinarily applicable to such amounts. The amendment also replaced the borrowing capacity of one of the TMCL II Secured Debt Facility lenders with another lender and, accordingly, the Company wrote off $245 of unamortized debt issuance costs in May 2013.

As of December 31, 2013, the additional amount available for borrowing under the TMCL II Secured Debt Facility, as limited by the Company’s borrowing base, was $0 and the total outstanding principal under the TMCL II Secured Debt Facility was $775,100.

In August 2013, one of the Company’s wholly owned subsidiaries, Textainer Marine Containers IV Limited (“TMCL IV”) (a Bermuda company), entered into a securitization facility (the “TMCL IV Secured Debt Facility”) that provides for an aggregate commitment amount of up to $300,000. TMCL IV is required to make principal payment on any payment date for the outstanding loan principal amount that exceeds the borrowing base on such payment date. The interest rate on the TMCL IV Secured Debt Facility, payable monthly in arrears, is LIBOR plus 2.25% from its inception until its Conversion Date of August 5, 2015. There is a commitment fee, which is payable monthly in arrears, of 0.70% on the unused portion of the TMCL IV Secured Debt Facility if total borrowings under the TMCL IV Secured Credit Facility are less than 50% of the total commitment and a designated bank’s commitment is more than $150,000; otherwise, the commitment fee is 0.50%. In addition, there is an agent’s fee, which is payable monthly in arrears. The total outstanding principal under the TMCL IV Secured Credit Facility was $33,500 as of December 31, 2013.

The TMCL IV Secured Debt Facility is secured by TMCL IV’s containers and under the terms of the TMCL IV Secured Facility, the total outstanding principal may not exceed the lesser of the commitment amount and the asset base, a formula based on TMCL IV’s net book value of containers and direct financing and sales-type leases. The additional amount available for borrowing under the TMCL IV Secured Debt Facility, as limited by TMCL IV’s asset base, was $0 as of December 31, 2013.

Under the terms of the 2005-1 Bonds, 2011-1 Bonds, 2012-1 Bonds, 2013-1 Bonds, TMCL II Secured Debt Facility and TMCL IV Secured Debt Facility, the total outstanding principal of each of these six programs may not exceed an amount (the “Asset Base”), which is calculated by a formula based on TMCL, TMCL II, TMCL III and TMCL IV’s book value of equipment, restricted cash and direct financing and sales-type leases as specified in each of the relevant bond and secured debt facility indentures. The total obligations under the 2005-1 Bonds, 2011-1 Bonds, 2012-1 Bonds are secured by a pledge of TMCL’s assets. The total obligations under the 2013-1 Bonds are secured by a pledge of TMCL III’s assets. The total obligations under the TMCL II Secured Debt Facility are secured by a pledge of TMCL II’s assets. The total obligations under the TMCL IV Secured Debt Facility are secured by a pledge of TMCL IV’s assets. As of December 31, 2013, TMCL, TMCL II, TMCL III and TMCL IV’s total assets amounted to $1,147,079, $1,013,799, $392,132 and $66,794, respectively. The 2005-1 Bonds, 2011-1 Bonds, 2012-Bonds, 2013-1 Bonds, TMCL II Secured Debt Facility and TMCL IV Secured Debt Facility also contain restrictive covenants regarding the average age of TMCL, TMCL II, TMCL III and TMCL IV’s container fleet, certain earnings ratios, ability to incur other obligations and to distribute earnings, TGH’s tangible net worth, leverage, debt service coverage, TGH’s container management subsidiary net income and debt levels, and TMCL, TMCL II, TMCL III and TMCL IV’s overall Asset Base minimums, for which TMCL, TMCL II, TMCL III, TMCL IV, TGH and TGH’s container management subsidiary were in compliance at December 31, 2013.

The following is a schedule by year, of future scheduled repayments, as of December 31, 2013:

	Years ending December 31,
	2014	2015	2016	2017	2018 and Thereafter	Total
TL Revolving Credit Facility	$—	$—	$—	$648,500	$—	$648,500
TW Revolving Credit Facility	—	—	—	—	91,476	91,476
TAP Funding Revolving Credit Facility II	—	—	120,500	—	—	120,500
2005-1 Bonds	51,500	21,458	—	—	—	72,958
2011-1 Bonds	40,000	40,000	40,000	40,000	140,000	300,000
2012-1 Bonds	40,000	40,000	40,000	40,000	173,333	333,333
2013-1 Bonds (1)	30,090	30,090	30,090	30,090	173,018	293,378
TMCL II Secured Debt Facility	—	45,214	77,510	77,510	574,866	775,100
TMCL IV Secured Debt Facility	—	33,500	—	—	—	33,500

Total	$161,590	$210,262	$308,100	$836,100	$1,152,693	$2,668,745

(1)	Future scheduled payments for the 2013-1 Bonds exclude an uamortized discount of $1,462

The future repayments schedule for the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its Conversion Date and will then convert into a five-year partially amortizing note payable.

Derivative Instruments

The Company has entered into several interest rate cap and swap agreements with several banks to reduce the impact of changes in interest rates associated with its debt obligations. The following is a summary of the Company’s derivative instruments as of December 31, 2013:

Derivative instruments	Notional amount
Interest rate cap contracts with several banks with fixed rates between 3.17% and 5.63% per annum, nonamortizing notional amounts, with termination dates through November 2015	$215,720
Interest rate swap contracts with several banks, with fixed rates between 0.41% and 2.96% per annum, amortizing notional amounts, with termination dates through July 2023	726,235

Total notional amount as of December 31, 2013	$941,955

The Company’s interest rate swap agreements had a fair value asset and a fair value liability of $1,831 and $3,944, respectively, as of December 31, 2013 and a fair value liability of $10,819 as of December 31, 2012, which are inclusive of counterparty risk. The primary external risk of the Company’s interest rate swap agreements is the counterparty credit exposure, as defined as the ability of a counterparty to perform its financial obligations under a derivative contract. The Company monitors its counterparties’ credit ratings on an on-going basis and they were in compliance with the related derivative agreements at December 31, 2013. The Company does not have any master netting arrangements with its counterparties. The change in fair value was recorded in the consolidated statement of comprehensive income as unrealized gains (losses) on interest rate swaps and caps, net.

During February 2014, the Company entered into an interest rate cap contract with a bank, which caps one-month LIBOR at 3.15% per annum, in non-amortizing notional amount of $60,000 and a term from February 18, 2014 to April 15, 2014.

During February 2014, the Company entered into an interest rate cap contract with a bank, which caps one-month LIBOR at 3.15% per annum, in non-amortizing notional amount of $80,000 and a term from February 18, 2014 to February 15, 2015.

During February 2014, the Company entered into an interest rate cap contract with a bank, which caps one-month LIBOR at 3.15% per annum, in non-amortizing notional amount of $200,000 and a term from February 18, 2014 to August 15, 2014.

During March 2014, the Company entered into an interest rate collar contract with a bank, which caps one-month LIBOR at 1.75% per annum and sets a floor for one-month LIBOR at 1.25% per annum, in initial amortizing notional amount of $7,858 and a term from March 7, 2014 to March 15, 2021.

During March 2014, the Company entered into an interest rate cap contract with a bank, which caps one-month LIBOR at 3.16% per annum, in non-amortizing notional amount of $50,000 and a term from March 17, 2014 to May 15, 2014.

During March 2014, the Company entered into an interest rate collar contract with a bank, which caps one-month LIBOR at 1.30% per annum and sets a floor for one-month LIBOR at 0.80% per annum, in initial amortizing notional amount of $8,996 and a term from March 12, 2014 to March 15, 2019.